SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share based payments	SHARE-BASED PAYMENTS
On September 7, 2018, the Company's Board of Directors approved a Share Option Scheme. The Share Option Scheme permits the Board of Directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The exercise price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company (the "Adjusted Exercise Price") in the period from the date of grant until the date the option is exercised, provided the Adjusted Exercise Price is never reduced below the par value of the share. The vesting periods of options granted under the Share Option Scheme will be specific to each grant. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options. When a share option is exercised, the Board of Directors can use their right, according to the Bye-laws, to issue new shares or if the Company has treasury shares these can also be used.
As of December 31, 2022, the Company had the following share options outstanding:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
August 2021 Tranche	Aug-21	204,750	15.60	Sep-23	0.82%	4.8%
August 2021 Tranche	Aug-21	234,000	17.20	Sep-24	0.82%	4.8%
May 2022 Tranche	May-22	12,500	25.00	May-23	2.91%	5.0%
May 2022 Tranche	May-22	17,500	25.00	May-24	2.91%	5.0%
May 2022 Tranche	May-22	20,000	25.00	May-25	2.91%	5.0%
Total		488,750
(1)    The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model. The risk-free interest rate was estimated using the interest rate on five-year US treasury rate. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in August 2021 and May 2022 Tranches will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
The following table summarizes the unvested option activity for the year ended December 31, 2022, 2021 and 2020:

	Number of non-vested options	Number of vested options	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Weighted average grant date fair value ($)
At December 31, 2020 (1)	92,000	94,000	11.61	3.0	13.17
Granted during the year (2)	585,000	—	15.84	4.8	15.84
Exercised during the year (2)	—	(120,000)	(11.78)	0.0	(13.15)
Forfeited during the year (2)	(12,000)	(24,000)	(16.12)	0.0	(17.05)
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(50,000)	50,000	—	0.0	11.54
At December 31, 2021 (1)	615,000	—	14.31	4.8	15.50
Granted during the year (2)	50,000		25.00	0.0	25.00
Exercised during the year (2)	—	(161,250)	(9.67)	3.8	(13.40)
Forfeited during the year (2)	(15,000)	—	(7.50)	3.0	(10.20)
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(161,250)	161,250	—	3.9	13.40
At December 31, 2022 (1)	488,750	—	12.87	3.7	17.33
(1)     The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
(2)     Numbers, years and per share amounts are stated as of the grant, exercise, forfeiture or expired date.
In August, 2021, the Company issued 585,000 share options to members of top management. The share options have a five-year term from September 7, 2021, with a three-year vesting period, whereby: 25% will vest after one year; 35% will vest after two years; and 40% will vest after three-years. The options have an exercise price of: $14.00 for those vesting after one year; $15.60 for those vesting after two years; and $17.20 for those vesting after three-years. The weighted average strike price of the options is $15.84 per share. The exercise price will be adjusted for any distribution of dividends made before the relevant options expire.
In November 2021, 105,000 and 15,000 share options held by management, under the September 2018 Tranche and the April 2020 Tranche, were exercised. The grant date exercise price of the September 2018 Tranche was $14.30 per share, which was adjusted to $12.90 due to $1.40 dividends paid per share since the options were granted. The grant date exercise price of the April 2020 Tranche was $5.10 per share, which was adjusted to $3.90 due to $1.20 dividends paid per share since the options were granted. The stock options were settled in cash being the difference of Adjusted Exercise Price and the closing price at the NYSE on November 17, 2021 of $22.78.
In April 2022, 15,000 share options, under the April 2020 Tranche, were exercised and settled by the Company through the distribution of 12,491 treasury shares. The number of shares transferred was calculated as the difference between the Adjusted Exercise Price converted to NOK on the exercise date and the closing share price on OSE multiplied by the number of shares exercised. The Adjusted Exercise Price at the date of exercise was $4.90 (or NOK 42.84), adjusted for $2.70 of dividends. The share price on the exercise date was NOK 256.20 on OSE.
In May 2022, the Company issued 50,000 share options to members of management. The share options have a five-year term and a three-year vesting schedule, whereby: 25% will vest after one year; 35% will vest after two-years; and 40% will vest after three years. The options have an exercise price of $25.00. The exercise price will be adjusted for any distribution of dividends before the relevant options expire.
In September 2022, 146,250 share options, under the September 2021 Tranche, were exercised by holders and settled by the Company through the distribution of 129,324 treasury shares. Øystein Kalleklev, CEO of Flex LNG Management AS and our principal executive officer, exercised 62,500 share options and subsequently sold 62,500 ordinary shares. Following this exercise, Mr. Kalleklev holds 50,000 ordinary shares and 187,500 share options in the Company. Knut Traaholt, CFO of Flex LNG Management AS and our principal financial officer, exercised 30,000 share options and subsequently sold 30,000 ordinary shares. Following the exercise, Mr. Traaholt holds 90,000 share options in the Company.
As of December 31, 2022, there was $0.4 million (2021: $0.6 million (2020: $0.2 million)) in unrecognized share based compensation expense related to non-vested options. In the year ended December 31, 2022, share based compensation expense of $0.3 million was recognized within administrative expenses (2021: $0.0 million (2020:$0.3 million)).